CONDENSED CONSOLIDATED BALANCE SHEETS - USD ($)	Jun. 30, 2021	Dec. 31, 2020	Dec. 31, 2019
Current assets:
Cash and cash equivalents	$ 419,061	$ 160,594	$ 243,641
Accounts and retention receivables	27,767	83,169	155,221
Deposits, prepayments and other receivables	1,210,203	1,031,566	95,999
Purchase deposit	2,045,791	1,800,332	676,090
Total current assets	3,702,822	3,075,661	1,170,951
Non-current assets:
Energy assets	0	285,236	0
Plant and equipment	78,998	64,161	21,362
Right-of-use assets	104,288	157,379	130,794
Total non-current assets		506,776	152,156
TOTAL ASSETS	3,886,108	3,582,437	1,323,107
Current liabilities:
Contract liabilities	1,390,175	2,158,374	1,558,161
Accounts payable	642,784	1,100,268	0
Accrued liabilities and other payables	518,310	129,393	152,299
Operating lease liabilities	50,335	88,537	70,375
Bank and other borrowings	639,950	588,279	0
Amount due to a director	1,529,975	825,329	129,199
Total current liabilities	4,771,529	4,890,180	1,910,034
Non-current liability
Operating lease liabilities	54,343	68,961	59,983
Bank and other borrowings	622,744	180,662	0
TOTAL LIABILITIES	5,448,616	5,139,803	1,970,017
Commitments and contingencies	0	0	0
STOCKHOLDERS' DEFICIT
Common stock, $0.001 par value; 75,000,000 shares authorized; 9,800,000 and 6,000,000 shares issued and outstanding as of December 31, 2020 and 2019, respectively	9,800	9,800	6,000
Additional paid in capital	351,583	351,583	351,583
Accumulated other comprehensive loss	(2,812)	(7,120)	(3,760)
Accumulated deficit	(1,903,832)	(1,906,054)	(1,000,733)
Total Folk Development Inc. shareholders' deficit	(1,545,261)	(1,551,791)	(646,910)
Non-controlling interest	(17,247)	(5,575)	0
Total stockholder equity	(1,562,508)	(1,557,366)	(646,910)
TOTAL LIABILITIES AND STOCKHOLDERS' DEFICIT	$ 3,886,108	$ 3,582,437	$ 1,323,107